BASIS OF PREPARATION (Policies)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Statement of Compliance

Statement of Compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These condensed consolidated interim financial statements include all necessary disclosures required for interim financial statements but do not include all disclosures required for annual financial statements. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2024.

These condensed consolidated interim financial statements were authorized for issue by the Board of Directors on November 12, 2025.

Basis of consolidation

Basis of consolidation

Each subsidiary is fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date when such control ceases.

The condensed consolidated interim financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (“DII”)	Canada	100%
Draganfly Innovations USA, Inc. (“DI USA”)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

All intercompany balances and transactions were eliminated on consolidation.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)

2.	BASIS OF PRESENTATION (CONT’D)

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform to the fiscal 2025 presentation. Overall results were not impacted by the reclassification of items within the Operating Expenses of the Condensed Consolidated Statements of Comprehensive Loss. For the three and nine months ended September 30, 2024 $349,352 and $1,013,563 was moved out of professional fees with $237,210 and $689,993 going to employee and management costs and $112,142 and $323,570 going to office and miscellaneous.